Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 24: SUBSEQUENT EVENTS
On February 8, 2013, Navios Logistics agreed to acquire Energias Renovables del Sur S.A. (“Energias”), an Uruguayan company, for a total consideration of $2,000. Energias controls approximately 12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics plans on developing this land in expanding its port operations.